Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity File Number	1-32575
Entity Registrant Name	Royal Dutch Shell plc
Entity Central Index Key	0001306965
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	Carel van Bylandtlaan 30
Entity Address, Postal Zip Code	2596 HR
Entity Address, City or Town	The Hague
Entity Address, Country	NL